Real Estate Properties under Development, Net (Tables)	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
Summary of Real Estate Properties
The following summarizes the components of current portion of real estate properties under development as at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Construction in progress	9,636	76,029	—	—	—
Land use right	112,057	114,535	—	—	—
Less: Impairment	—	(22,695)	—	—	—

Net book value	$121,693	$167,869	$—	$—	$—

The following summarizes the components of
non-current
portion of real estate properties under development
as
at December 31, 2020, 2021, 2022, 2023 and 2024:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Building at cost	$31,678	$30,316	$27,820	$27,353	$26,947
Less: accumulated depreciation	(16,065)	(16,418)	(15,050)	(14,795)	(14,568)

	15,613	13,898	12,770	12,558	12,379

Construction in progress	92,533	89,170	87,182	94,482	106,820
Land use right	82,346	81,535	74,740	73,474	72,350

Net book value	$190,492	$184,603	$174,692	$180,514	$191,549

Summary of Lease Building to Third Parties with the Carrying Amount
The Company leased its buildings to third parties with the carrying amount as shown below:

At December 31,	2020	2021	2022	2023	2024
	(’000)	(’000)	(’000)	(’000)	(’000)
Buildings at cost	$31,678	30,316	27,820	27,353	26,947
Less: accumulated depreciation	(16,065)	(16,418)	(15,050)	(14,795)	(14,568)

Buildings, net	$15,613	13,898	12,770	12,558	12,379